ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) (USD $)	Aug. 31, 2012	Aug. 31, 2011	Jul. 31, 2004
Organization And Nature Of Business Details Narrative
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	25,000,000